Effects of Reinsurance on Premiums Written and Earned (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reinsurance [Abstract]
Direct, Life insurance, Written			$ 1,284	$ 1,351	$ 1,471
Direct, Accident and health insurance, Written			2,853	2,893	2,819
Direct, Property and casualty insurance, Written			95	121	129
Direct, Mortgage insurance, Written			1,720	1,599	1,507
Total direct, Written			5,952	5,964	5,926
Assumed, Life insurance, Written			9	12	10
Assumed, Accident and health insurance, Written			419	426	422
Assumed, Property and casualty insurance, Written			0	0	0
Assumed, Mortgage insurance, Written			27	23	44
Total assumed, Written			455	461	476
Ceded, Life insurance, Written			(528)	(254)	(281)
Ceded, Accident and health insurance, Written			(690)	(549)	(470)
Ceded, Property and casualty insurance, Written			0	0	0
Ceded, Mortgage insurance, Written			(132)	(143)	(160)
Total ceded, Written			(1,350)	(946)	(911)
Net premiums, Written			5,057	5,479	5,491
Direct, Life insurance, Earned			1,304	1,370	1,501
Direct, Accident and health insurance, Earned			2,840	2,912	2,928
Direct, Property and casualty insurance, Earned			84	111	121
Direct, Mortgage insurance, Earned			1,645	1,704	1,678
Total direct, Earned			5,873	6,097	6,228
Assumed, Life insurance, Earned			7	11	15
Assumed, Accident and health insurance, Earned			440	492	450
Assumed, Property and casualty insurance, Earned			0	0	0
Assumed, Mortgage insurance, Earned			42	44	49
Total assumed, Earned			489	547	514
Ceded, Life insurance, Earned			(527)	(254)	(280)
Ceded, Accident and health insurance, Earned			(672)	(564)	(468)
Ceded, Property and casualty insurance, Earned			0	0	0
Ceded, Mortgage insurance, Earned			(122)	(138)	(161)
Total ceded, Earned			(1,321)	(956)	(909)
Net premiums, Earned	$ 1,261	$ 1,106	$ 5,041	$ 5,688	$ 5,833
Percentage of amount assumed to net			10.00%	10.00%	9.00%